Cash and short-term deposits	12 Months Ended
Dec. 31, 2021
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Cash and short-term deposits
16. Cash and short-term deposits

	December 31,
	2021	2020
	£’000s	£’000s
Cash	93,727	22,922
Short-term deposits	569	547

Total	94,296	23,469

Short-term deposits are available immediately and earn fixed interest at the respective short-term deposit rates and are held in various certificates of deposit.